Additional Information of Cash Flow Statements	12 Months Ended
Dec. 31, 2017
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Additional Information of Cash Flow Statements
39.	Additional Information of Cash Flow Statements

(a) Changes in operating assets and liabilities for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Trade accounts and notes receivable	￦	1,586,113	273,419	63,075
Other receivables		259,741	191,591	113,740
Inventories		2,456,068	(889,998)	(1,435,170)
Other current assets		42,131	(287,377)	110,688
Other non-current assets		72,826	33,584	12,455
Trade accounts and notes payable		(894,129)	769,337	(607,999)
Other payables		39,811	(179,174)	(26,922)
Other current liabilities		(457,947)	2,490	338,273
Provisions		(119,172)	(124,884)	(145,763)
Payments of severance benefits		(157,983)	(278,278)	(185,220)
Plan assets		(115,274)	(138,854)	3,815
Other non-current liabilities		72,267	223,574	(82,605)

	￦	2,784,452	(404,570)	(1,841,633)

(b) Changes in liabilities arising from financial activities for the year ended December 31, 2017 were as follows:

	Liabilities					Derivatives held to hedge borrowings
	Short-term borrowings		long-term borrowings	Dividend payable	Finance lease liabilities
	(in millions of Won)
Beginning	￦	7,979,727	14,725,271	7,770	114,409	(52,373)
Changes from financing cash flows		558,083	(1,410,033)	(931,232)	(10,536)	—
Changes arising from obtaining or losing control of subsidiaries or other business		(12,469)	3,299	—	—	—
The effect of changes in foreign exchange rates		(350,523)	(435,170)	—	(10,855)	—
Changes in fair values		—	—	—	—	171,693
Other changes:
Decrease in retained earnings		—	—	863,579	—	—
Decrease in non-controlling interests		—	—	67,096	—	—
Amortization of discount on debentures issued		—	5,472	—	—	—

Ending	￦	8,174,818	12,888,839	7,213	93,018	119,320